The Royce Funds
1414 Avenue of the Americas
New York, NY 10019
(212) 355-7311
(800) 221-4268

                                                        October 24, 2001

VIA ELECTRONIC FILING

Document Control: Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Division of Investment Management

Re: The Royce Fund
                  File Nos. 2-80348 & 811-3599

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Royce Fund (the "Fund") hereby certifies that:

(1)

the form of prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 55 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 55 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 15, 2001.

                                                        Very truly yours,

                                                        /s/ Andrew S. Novak

                                                        Andrew S. Novak
                                                        Associate General Counsel